Borrowings	12 Months Ended
Mar. 31, 2015
Borrowings
Borrowings

10. Borrowings:

The following table presents short-term and long-term borrowings of Nomura as of March 31, 2014 and 2015.

	Millions of yen
	March 31
	2014	2015
Short-term borrowings(1):
Commercial paper	¥246,866	¥252,858
Bank borrowings	303,583	217,013
Other	51,682	192,385

Total	¥602,131	¥662,256

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,787,729	¥3,140,531
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,432,388	1,528,529
Non-Japanese yen denominated	1,340,495	1,102,125
Floating-rate obligations:
Japanese yen denominated	324,279	465,296
Non-Japanese yen denominated	85,805	150,055
Index / Equity-linked obligations:
Japanese yen denominated	1,367,051	1,017,380
Non-Japanese yen denominated	707,754	798,857

	5,257,772	5,062,242

Subtotal	8,045,501	8,202,773

Trading balances of secured borrowings	181,562	133,523

Total	¥8,227,063	¥8,336,296

(1)	Includes secured borrowings of ¥10,715 million as of March 31, 2014 and ¥17,284 million as of March 31, 2015.
(2)	Includes secured borrowings of ¥139,270 million as of March 31, 2014 and ¥251,486 million as of March 31, 2015.
(3)	Includes secured borrowings of ¥423,994 million as of March 31, 2014 and ¥749,839 million as of March 31, 2015.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2014	2015
Debt issued by the Company	¥3,823,410	¥3,863,436
Debt issued by subsidiaries—guaranteed by the Company	2,372,412	1,885,256
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,031,241	2,587,604

Total	¥8,227,063	¥8,336,296

(1)	Includes trading balances of secured borrowings.

As of March 31, 2014, fixed-rate long-term borrowings mature between 2014 and 2043 at interest rates ranging from 0.00% to 12.66%. Floating-rate obligations, which are generally based on LIBOR, mature between 2014 and 2052 at interest rates ranging from 0.00% to 6.18%. Index / Equity-linked obligations mature between 2014 and 2044 at interest rates ranging from 0.00% to 28.50%.

As of March 31, 2015, fixed-rate long-term borrowings mature between 2015 and 2045 at interest rates ranging from 0.00% to 12.66%. Floating-rate obligations, which are generally based on LIBOR, mature between 2015 and 2052 at interest rates ranging from 0.00% to 9.02%. Index / Equity-linked obligations mature between 2015 and 2045 at interest rates ranging from 0.00% to 28.50%.

Certain borrowing agreements of subsidiaries contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2014 and 2015.

	March 31
	2014	2015
Short-term borrowings	0.40%	0.37%
Long-term borrowings	1.69%	0.78%
Fixed-rate obligations	2.34%	1.18%
Floating-rate obligations	0.86%	0.82%
Index / Equity-linked obligations	1.72%	0.34%

Maturities of long-term borrowings

The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2015:

Year ending March 31	Millions of yen
2016	¥982,982
2017	995,463
2018	1,054,430
2019	1,084,714
2020	1,119,360
2021 and thereafter	2,965,824

Subtotal	8,202,773

Trading balances of secured borrowings	133,523

Total	¥8,336,296

Borrowing facilities

As of March 31, 2014 and 2015, Nomura had unutilized borrowing facilities of ¥65,000 million and ¥15,000 million, respectively. The terms for these unutilized borrowing facilities do not significantly differ from existing borrowings. Nomura has structured facilities to ensure that the maturity dates of these facilities are distributed evenly throughout the year in order to prevent excessive maturities of facilities in any given period. These facilities are subject to customary lending conditions and covenants.

Subordinated borrowings

As of March 31, 2014 and 2015, subordinated borrowings were ¥509,210 million and ¥489,888 million, respectively.